Deposits and Subordinated Debt - Subordinated Debt - Additional Information (Detail) $ in Millions, $ in Millions			3 Months Ended		9 Months Ended
	Jun. 01, 2022 CAD ($)	Jan. 10, 2022 USD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 CAD ($)
Disclosure Of Deposits [Line Items]
Repayments of subordinated liabilities			$ 850	$ 1,250	$ 850	$ 2,250
Series I Medium Term Notes [member]
Disclosure Of Deposits [Line Items]
Interest rate	2.57%
Percentage of redemption of principal amount plus unpaid accrued interest	100.00%
Repayments of subordinated liabilities	$ 850
Unsecured subordinated debt [member]
Disclosure Of Deposits [Line Items]
Face value		$ 1,250
Interest rate		3.088%
Maturity date		January 10, 2037
Floating rate reset date		Jan. 10, 2032